Equity and Other Equity Items - Disclosure of Detailed Information About Dividends Paid (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
The Board of Directors Meeting on May 11, 2022
Disclosure of detailed information about dividends payable [Line items]
Dividend per share (yen)			¥ 28
The Board of Directors Meeting on November 1, 2022
Disclosure of detailed information about dividends payable [Line items]
Dividend per share (yen)			¥ 25
The Board of Directors Meeting on May 10, 2023
Disclosure of detailed information about dividends payable [Line items]
Dividend per share (yen)		¥ 35
The Board of Directors Meeting on November 1, 2023
Disclosure of detailed information about dividends payable [Line items]
Dividend per share (yen)		¥ 30
The Board of Directors Meeting on May 8, 2024
Disclosure of detailed information about dividends payable [Line items]
Dividend per share (yen)	¥ 45
The Board of Directors Meeting on November 6, 2024
Disclosure of detailed information about dividends payable [Line items]
Dividend per share (yen)	40
The Board of Directors Meeting on May 8, 2025
Disclosure of detailed information about dividends payable [Line items]
Dividend per share (yen)	¥ 50
Common shares [Member] | The Board of Directors Meeting on May 11, 2022
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)			¥ 385,792
Record date			Mar. 31, 2022
Dividends effective date			May 27, 2022
Common shares [Member] | The Board of Directors Meeting on November 1, 2022
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)			¥ 342,187
Record date			Sep. 30, 2022
Dividends effective date			Nov. 22, 2022
Common shares [Member] | The Board of Directors Meeting on May 10, 2023
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 474,781
Record date		Mar. 31, 2023
Dividends effective date		May 26, 2023
Common shares [Member] | The Board of Directors Meeting on November 1, 2023
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 405,416
Record date		Sep. 30, 2023
Dividends effective date		Nov. 22, 2023
Common shares [Member] | The Board of Directors Meeting on May 8, 2024
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 606,338
Record date	Mar. 31, 2024
Dividends effective date	May 24, 2024
Common shares [Member] | The Board of Directors Meeting on November 6, 2024
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 525,991
Record date	Sep. 30, 2024
Dividends effective date	Nov. 26, 2024
Common shares [Member] | The Board of Directors Meeting on May 8, 2025
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 652,446
Record date	Mar. 31, 2025
Dividends effective date	May 26, 2025